Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Operating Leases [Abstract]
Schedule of supplemental cash flow information related to leases
	Year ended December 31,
	2021	2020
Operating cash flows from operating leases	$702	$657

Schedule of supplemental balance sheet information related to leases
	December 31,
	2021	2020
Operating Leases
Operating lease right-of-use assets	$2,953	$2,796

Current lease liabilities	$519	$440
Non-current lease liabilities	3,089	2,948
Total lease liabilities	$3,608	$3,388

Weighted Average Remaining Lease Term
Operating leases	6.7 years	7.5 years

Weighted Average Discount Rate
Operating leases	7.33%	7.3%

Schedule of maturities of lease liabilities
Operating leases
Year ending December 31,
2022	$757
2023	699
2024	583
2025	593
2026 and thereafter	1,887
Total lease payments	4,519
Less - imputed interests	(911)
Total	3,608